Annual Fund Operating Expenses - iShares Virtual Work and Life Multisector ETF - iShares Virtual Work and Life Multisector ETF	Sep. 22, 2020
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.47%

[1]	The amount rounded to 0.00%.